S000009415 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Home Construction Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(4.75%)	12.94%	14.75%
iShares U.S. Home Construction ETF
Prospectus [Line Items]
Average Annual Return, Percent	(5.27%)	12.45%	14.26%
Performance Inception Date				May 01, 2006
iShares U.S. Home Construction ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.65%)	12.23%	14.08%
iShares U.S. Home Construction ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.86%)	9.94%	12.02%